Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2024
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Capital Adequacy Requirements of Regulatory Capital Ratios
Under the Basel III requirements, at December 31, 2024 and December 31, 2023, the Company met all capital adequacy requirements and had regulatory capital ratios in excess of the levels established for well-capitalized institutions, as shown in the following table as of years indicated:

	Actual		Minimum Capital Required - Basel III Fully Phased-In		Required to be Considered Well- Capitalized
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2024
Total Capital (to risk-weighted assets):
Company	$232,400	14.79%	$164,953	10.50%	$—	N.A%
Bank	219,410	14.10%	163,365	10.50%	155,586	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$212,780	13.54%	$133,533	8.50%	$—	N.A%
Bank	199,960	12.85%	132,248	8.50%	124,469	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets):
Company	$164,780	10.49%	$109,968	7.00%	$—	N.A%
Bank	199,960	12.85%	108,910	7.00%	101,131	6.50%
Tier 1 leverage ratio (to adjusted average assets):
Company	$212,780	11.46%	$74,261	4.00%	$—	N.A%
Bank	199,960	10.83%	73,847	4.00%	92,309	5.00%

December 31, 2023
Total Capital (to risk-weighted assets):
Company	$221,586	13.99%	$166,266	10.50%	$—	N.A%
Bank	219,043	13.91%	165,369	10.50%	157,494	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$199,395	12.59%	$134,596	8.50%	$—	N.A%
Bank	199,490	12.67%	133,870	8.50%	125,995	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets)
Company	$154,033	9.73%	$110,844	7.00%	$—	N.A%
Bank	199,490	12.67%	110,246	7.00%	102,371	6.50%
Tier 1 leverage ratio:
Company	$199,395	10.29%	$77,492	4.00%	$—	N.A%
Bank	199,490	10.31%	77,411	4.00%	96,763	5.00%